Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEO's (3)	Average Compensation Actually Paid to Non-CEO NEO's (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (in thousands) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$1,462,411	$1,498,073	$1,079,912	$896,778	$166	$36,663
2022	$1,577,559	$1,554,518	$1,156,516	$996,113	$158	$37,429
2021	$1,262,362	$1,678,862	$721,930	$933,909	$171	$26,586

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Gruseke (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “EXECUTIVE COMPENSATION – Summary Compensation Table.”
PEO Total Compensation Amount	$ 1,462,411	$ 1,577,559	$ 1,262,362
PEO Actually Paid Compensation Amount	$ 1,498,073	1,554,518	1,678,862
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gruseke, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gruseke during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gruseke’s total compensation for each year to determine the compensation actually paid.

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to CEO
2023	$1,462,411	$(467,378)	$503,040	$1,498,073
2022	$1,577,559	$(422,899)	$399,858	$1,554,518
2021	$1,262,362	$(243,968)	$660,468	$1,678,862

(A) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$469,088	$8,849	$—	$11,605	$—	$13,498	$503,040
2022	$362,960	$(46,239)	$—	$69,580	$—	$13,557	$399,858
2021	$352,767	$203,338	$—	$93,982	$—	$10,381	$660,468

Non-PEO NEO Average Total Compensation Amount	$ 1,079,912	1,156,516	721,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 896,778	996,113	933,909
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Gruseke), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Gruseke) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gruseke) for each year to determine the compensation actually paid, using the same methodology described above in Note 2: Consistent with the requirements of Item 401(v) of Regulation S-K, no adjustment was made for severance paid to Mr. Ivanov in 2022 or to Ms. Waitz in 2023 as reflected in the “All Other Compensation” column of the Summary Compensation Table in the Proxy Statement for the 2023 Annual Meeting and this Proxy Statement, respectively.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-CEO NEOs
2023	$1,079,912	$(174,632)	$(8,502)	$896,778
2022	$1,156,516	$(229,314)	$68,911	$996,113
2021	$721,930	$(137,789)	$349,768	$933,909

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Awards Adjustments
2023	$175,270	$3,745	$—	$4,930	$(198,476)	$6,029	$(8,502)
2022	$133,303	$(15,391)	$—	$4,981	$(60,491)	$6,509	$68,911
2021	$238,533	$85,461	$—	$20,011	$—	$5,763	$349,768

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 166	158	171
Net Income (Loss)	$ 36,663,000	37,429,000	26,586,000
PEO Name	Mr. Gruseke
Additional 402(v) Disclosure	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding Mr. Gruseke) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Gruseke) included for purposes of calculating the average amounts in each applicable year were Matthew McNeill (CBO), Christine Chivily (CCO), and Laura Waitz (COO) in 2023 and Matthew McNeill (CBO) and Penko Ivanov (CFO) in 2022 and Matthew McNeill (CBO) and Christine Chivily (CRO & CCO) in 2021.Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (467,378)	(422,899)	(243,968)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	503,040	399,858	660,468
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	469,088	362,960	352,767
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,849	(46,239)	203,338
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,605	69,580	93,982
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,498	13,557	10,381
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,632)	(229,314)	(137,789)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,502)	68,911	349,768
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,270	133,303	238,533
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,745	(15,391)	85,461
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,930	4,981	20,011
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,476)	(60,491)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,029	$ 6,509	$ 5,763